Shareholder Fees - FidelityFlexFreedomBlendFunds-ComboPRO	May 30, 2023 USD ($)
FidelityFlexFreedomBlendFunds-ComboPRO | Fidelity Flex Freedom Blend 2045 Fund
Shareholder Fees:
(fees paid directly from your investment)	none